Operating Expenses 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Other expenses and losses [Abstract]
Casino	$ 4,216		$ 3,646	[1]	$ 3,165	[1]
Rooms	185		176	[1]	143	[1]
Mall	53		53	[1]	41	[1]
Food and beverage	252		241	[1]	201	[1]
Convention, ferry, retail and other	212		209	[1]	188	[1]
Provision for expected credit losses, net	9		0		0
Provision for doubtful accounts, net	0		4	[1],[2]	18	[1],[2]
General and administrative expense	672		657	[1]	554	[1]
Corporate expense	125		121	[1]	131	[1]
Pre-opening expense	5		7	[1]	128	[1]
Depreciation and amortization	655		676	[1],[2]	611	[1],[2]
Net foreign exchange (gains)/losses	4		(11)	[1],[2]	1	[1],[2]
Loss on disposal of property and equipment, investment properties and intangible assets	131	[3]	12	[1],[2]	12	[1],[2]
Operating expenses	$ 6,511		$ 5,813	[1],[2]	$ 5,191	[1],[2]

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[2]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[3]	The loss for the year ended December 31, 2018 consisted primarily of US$128 million of assets disposed of related to the Four Seasons Tower Suites Macao project.